SUPPLEMENT DATED SEPTEMBER 4, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2018, AS REVISED

JULY 27, 2018 OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

Invesco Corporate Income Defensive ETF

Invesco Corporate Income Value ETF

Invesco Emerging Markets Debt Defensive ETF

Invesco Emerging Markets Debt Value ETF

Invesco Investment Grade Defensive ETF

Invesco Investment Grade Value ETF

Invesco Multi-Factor Core Fixed Income ETF

Invesco Multi-Factor Core Plus Fixed Income ETF

and

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2018 OF

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF

and

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 21, 2018, AS

PREVIOUSLY SUPPLEMENTED, OF INVESCO EXCHANGE-TRADED TRUST II

Invesco Solar ETF

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018, AS

REVISED JULY 31, 2018, AS PREVIOUSLY SUPPLEMENTED, OF INVESCO

EXCHANGE-TRADED FUND TRUST II

and

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS

REVISED MAY 21, 2018, AS PREVIOUSLY SUPPLEMENTED, OF INVESCO

EXCHANGE-TRADED FUND TRUST II

Invesco China All-Cap ETF

Invesco China Technology ETF

Invesco S&P Global Water Index ETF

Invesco S&P High Income Infrastructure ETF

and

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS

REVISED MAY 21, 2018, AS PREVIOUSLY SUPPLEMENTED, OF INVESCO

EXCHANGE-TRADED SELF-INDEXED FUND TRUST

Invesco BulletShares 2018 Corporate Bond ETF

Invesco BulletShares 2019 Corporate Bond ETF

Invesco BulletShares 2020 Corporate Bond ETF

Invesco BulletShares 2021 Corporate Bond ETF

Invesco BulletShares 2022 Corporate Bond ETF

Invesco BulletShares 2023 Corporate Bond ETF

Invesco BulletShares 2024 Corporate Bond ETF

Invesco BulletShares 2025 Corporate Bond ETF

Invesco BulletShares 2026 Corporate Bond ETF

Invesco BulletShares 2027 Corporate Bond ETF

Invesco BulletShares 2018 High Yield Corporate Bond ETF

Invesco BulletShares 2019 High Yield Corporate Bond ETF

Invesco BulletShares 2020 High Yield Corporate Bond ETF

Invesco BulletShares 2021 High Yield Corporate Bond ETF

Invesco BulletShares 2022 High Yield Corporate Bond ETF

Invesco BulletShares 2023 High Yield Corporate Bond ETF

Invesco BulletShares 2024 High Yield Corporate Bond ETF

Invesco BulletShares 2025 High Yield Corporate Bond ETF

and

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS

PREVIOUSLY SUPPLEMENTED, OF INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

Invesco Total Return Bond ETF

and

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS

REVISED APRIL 16, 2018, AS PREVIOUSLY SUPPLEMENTED, OF INVESCO

ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

Invesco Ultra Short Duration ETF

and

STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS

PREVIOUSLY SUPPLEMENTED, OF INVESCO EXCHANGE-TRADED SELF-

INDEXED FUND TRUST

Invesco Defensive Equity ETF

Invesco Multi-Factor Large Cap ETF

Invesco U.S. Large Cap Optimized Volatility ETF

and

STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS

PREVIOUSLY SUPPLEMENTED, OF

INVESCO EXCHANGE-TRADED FUND TRUST II

Invesco Canadian Energy Income ETF

Invesco China Real Estate ETF

Invesco China Small Cap ETF

Invesco Frontier Markets ETF

Invesco MSCI Global Timber ETF

Invesco MSCI Emerging Markets Equal Country Weight ETF

Invesco S&P Global Dividend Opportunities Index ETF

Invesco Shipping ETF

Invesco Zacks International Multi-Asset Income ETF

and

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018, AS

PREVIOUSLY SUPPLEMENTED, OF

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

INVESCO INDIA EXCHANGE-TRADED FUND TRUST

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018, AS

PREVIOUSLY SUPPLEMENTED, OF

INVESCO EXCHANGE-TRADED FUND TRUST II

Invesco PureBetaSM 0-5 Yr TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Effective after the close of business today, all references and biographical information relating to Steven M. Hill, as Vice President and Treasurer of Invesco Exchange-Traded Self-Indexed Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchanged-Traded Commodity Fund Trust and Invesco India Exchange-Traded Fund Trust (collectively, the “Trusts”), shown in the table setting forth information about Officers of the Trusts under the section titled “MANAGEMENT” in each Statement of Additional Information for each of the Trusts is hereby deleted and replaced with the following:

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Kelli Gallegos — 1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Please Retain This Supplement For Future Reference.

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